Cover	Nov. 14, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 14, 2022
Entity Registrant Name	MaxLinear, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34666
Entity Central Index Key	0001288469
Entity Tax Identification Number	14-1896129
Entity Address, Address Line One	5966 La Place Court, Suite 100
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	760
Local Phone Number	692-0711
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	MXL
NASDAQ/NGS (GLOBAL SELECT MARKET)
Entity Information [Line Items]
Security Exchange Name	NASDAQ